Consolidated Statements of Financial Position - EUR (€) € in Thousands	Sep. 30, 2024	Dec. 31, 2023
Non-current assets
Intangible assets	€ 4,106	€ 4,419
Property, plant and equipment	97,522	110,634
Investment in associates	16,213	5,686
Other receivables	2,202	2,127
Total non-current assets	120,043	122,866
Current assets
Inventories	265,433	208,931
Trade receivables	33,098	35,874
Income tax receivables	1,995	802
Other receivables	15,259	19,097
Prepayments	32,440	38,578
Marketable securities	0	7,275
Cash and cash equivalents	625,515	392,164
Total current assets	973,740	702,721
Total assets	1,093,783	825,587
Equity
Share capital	8,143	7,749
Distributable equity	(105,463)	(153,446)
Total equity	(97,320)	(145,697)
Non-current liabilities
Borrowings	338,930	222,996
Contract liabilities	5,000	5,949
Deferred tax liabilities	8,716	5,830
Total non-current liabilities	352,646	234,775
Convertible notes, matures in April 2028
Borrowings	422,064	407,095
Derivative liabilities	168,346	143,296
Convertible notes current	590,410	550,391
Other current liabilities
Borrowings	27,668	14,174
Contract liabilities	1,586	1,184
Trade payables and accrued expenses	75,268	94,566
Other liabilities	42,241	41,176
Income tax payables	1,016	2,299
Provisions	100,268	32,719
Other current liabilities	248,047	186,118
Total current liabilities	838,457	736,509
Total liabilities	1,191,103	971,284
Total equity and liabilities	€ 1,093,783	€ 825,587